Note 28 - Retained earnings, revaluation reserves and other reserves - Retained earnings, revaluation reserves and other reserves. Breakdown by concepts (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retained earnings, revaluation reserves and other reserves.
Statutory reserve	€ 653	€ 644	€ 624
Restricted Reserves	133	159	201
Revaluation reverse	3	12	20
Other Reserves	(58)	(35)	(59)
Voluntary Reserves	8,010	8,643	8,521
Total Reserves Holding Company	8,799	9,458	9,366
Consolidation Reserves Attributed To The Bank And Dependents Consolidated Companies	14,164	14,132	12,439
Total Retained Earnings Revaluation Reserves And Other Reserves	€ 22,963	€ 23,590	€ 21,805